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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21253

The Pennsylvania Avenue Funds
(Exact name of registrant as specified in charter)

4201 Massachusetts Ave NW	Washington, DC	20016

(Address of principal executive offices)		(Zip code)

-
(Name and address of agent for service)

Registrant's telephone number, including area code:		(202) 364-8395

Date of fiscal year end:	December 31, 2005

Date of reporting period:	December 31, 2005 to June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Reports to Stockholders.

Pennsylvania Avenue Event-Driven Fund
A Series Of The Pennsylvania Avenue Funds

Investor Class Shares (PAEDX)

Adviser Class Shares

The Pennsylvania Avenue Funds
P.O. Box 9543
Washington, DC 20016
1 (888) 642 6393
www.PAFunds.com

Semi-Annual Report

For the period ended June 30, 2006

The Pennsylvania Avenue Funds

─────────────────────

P.O. Box 9543  Washington, D.C. 20016  U.S.A.

August 2006

Dear Shareholder,

I am pleased to report that the Pennsylvania Avenue Event-Driven Fund has returned 7.55% for its Investor Class Shares during the first six months of 2006, whereas the S&P Index total return, including dividends, was 2.71% over the same period. The Fund's net assets more than doubled as a result of strong inflows during the first quarter. The Fund did not employ leverage during the period.

As in previous years, the Fund focused primarily on merger arbitrage and proxy fights, and invested to a lesser extent in distressed securities. The chart below shows the allocation of assets on June 30th. Merger activity remained strong during the first half of the year, and as a result, the majority of the Fund's assets are concentrated in this strategy.

The Fund's performance in May and June suffered from a sudden deterioration in many of the Fund's proxy fight investments. Much of this movement can be attributed to the general fall of mid and small cap stocks over the same period, which is the sector in which many of the Fund's proxy fight investments happen to be concentrated. But I believe that there are also other factors at work. Activist investments have been a recent favorite of hedge funds, and a number of new entrants are reported to have launched funds this year. The field has become crowded. In the current climate it has become difficult to select promising investment candidates among proxy fights, and I do not plan to add new positions in this strategy in the immediate future. In addition, correlations with indices are generally higher for stocks in our proxy fight strategy than for investments in the other strategies, so despite its current popularity, I am reluctant to jump on the bandwagon and increase the proportion of proxy fights in the portfolio. The risk to reward ratio is better, and improving, in merger arbitrage.

Buyout and merger activity remains strong, and even if private equity buyers were to tame their appetite for companies, the overall level of buyouts should remain strong if corporate buyers spend their excess cash. Spreads on mergers continue to improve, and I now find enough opportunities to invest in this strategy, even in larger transactions where spreads in the last few years used to be too tight to justify an investment. The era in which too much money (i.e. too many hedge funds) was chasing too few mergers appears to have passed for good.

Earlier this year, the Fund filed a lawsuit to block the sale of CFC International to a private equity firm. The transaction subsequently collapsed, and so did the price of the stock. A few months later, CFC International proposed a sale to Illinois Tool Works, a strategic buyer, under essentially the same conditions. We re-filed the lawsuit and are currently awaiting confirmation of the proposed settlement.

During the year, we have increased brokerage availability of the fund. The fund is now available through more brokerage and clearing firms: Matrix Settlement & Clearance Services, Shareholders Service Group and Scottrade. Just recently, the Fund obtained the ticker symbol PAEDX, so that investors can follow the Fund more easily through financial websites and data vendors.

I thank all investors for their continued investment in the Fund.

Yours sincerely,

Thomas Kirchner

Asset Allocation and Top 10 Holdings

Asset allocation (% of Net Assets)
Technology	17.45%
Services	15.14%
Consumer Goods	10.15%
Financial	8.55%
Bonds	7.27%
Basic Materials	6.60%
Retail	5.59%
Business Services	5.15%
Utilities	4.38%
Industrial Goods	3.17%
Preferred Stocks	3.07%
Healthcare	2.73%
Conglomerates	1.96%
Information Technology	1.44%
Consumer Non-Cyclical	0.49%
Other Assets and Liabilities	6.84%
Total	100.00%

Top 10 Holdings (% of Net Assets)
Northwestern Corp.	3.56%
Titan International Inc.	3.47%
Central Freight Lines, Inc.	3.31%
GTECH Holdings	3.18%
Aztar Corp.	3.17%
Albertson's Inc 7.25% HITS Hybrid Income Security Units 5/16/2007	3.07%
Sourcecorp, Inc.	2.87%
Massey Energy Co	2.86%
Sound Federal Bancorp, Inc.	2.78%
PW Eagle, Inc.	2.77%
Total	31.05%

Return	Investor Class	Adviser Class (*)
One year through June 30, 2006	16.09%	10.28%
Since inception (annualized)	17.80%	16.89%

(*) Adviser Class returns reflect 5% sales load.

Past performance does not predict future performance. The graph and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The total return of the S&P 500 Index assumes daily reinvestment of dividends. Because no assets were allocatable to the Adviser Class during the year, Adviser Class returns are derived from Investor Class returns and adjusted by the difference in expenses.

Pennsylvania Avenue Event-Driven Fund

A Series Of The Pennsylvania Avenue Funds

Schedule of Investments

June 30, 2006 (unaudited)

Common Stocks - 82.81%
Shares	Name	Value
Industrial Goods - 3.17%
2,000	Cherokee International Corp. (*)	$ 7,720
2,000	Morton Industrial Group Inc (*)	19,540
350	Safety Components International Inc (*)	4,816
80,000	Three-Five Systems Inc (*)	20,000
	Total Industrial Goods	52,076

Consumer Goods - 10.15%
1,000	Jones Apparel Group, Inc	31,750
6,000	National RV Holdings Inc (*)	32,460
1,500	PW Eagle, Inc.	45,360
3,000	Titan International Inc.	57,000
	Total Consumer Goods	166,570

Consumer Non-Cyclical - 0.49%
500	Security Capital Corp	8,085
	Total Consumer Non-Cyclical	8,085

Conglomerates - 1.96%
2,000	Gencorp Inc (*)	32,100
	Total Conglomerates	32,100

Computer Services - 1.44%
500	Acxiom Co	12,500
2,000	iPass Inc. (*)	11,200
	Total Information Technology	23,700

See accompanying notes to financial statements.

Pennsylvania Avenue Event-Driven Fund

A Series Of The Pennsylvania Avenue Funds

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Shares	Name	Value
Technology - 13.19%
20,000	Artemis International Solutions Corp (*)	31,600
1,000	Avaya Inc (*)	11,440
1,500	GTECH Holdings	52,140
500	Hector Communications Corp	17,515
5,000	I-Many Inc (*)	12,000
1,000	Inter-Tel, Inc Series A Common	21,060
1,000	Merrimac Industries Inc (*)	9,875
2,000	Midway Games Inc (*)	16,280
23,800	Mpower Holdings Corp New (*)	44,506
1,200	Scientific Technologies, Inc (*)	12,480
5,000	Watchguard Technologies Inc (*)	20,350
1,900	Warwick Valley Tel	37,050
	Total Technology	286,296

Healthcare - 2.73%
1,500	Andrx Corp. (*)	34,785
1,738	SkyePharma plc ADR (*)	10,011
	Total Healthcare	44,796

Financial - 8.55%
2,000	Commercial Capital Bancorp, Inc. (*)	31,500
10,000	PXRE Group Ltd (*)	36,700
700	Sobieski Bancorp Inc (*)	2,500
2,193	Sound Federal Bancorp, Inc	45,592
4,060	Wilshire Enterprise Inc	23,913
	Total Financial	140,206

See accompanying notes to financial statements.

Pennsylvania Avenue Event-Driven Fund

A Series Of The Pennsylvania Avenue Funds

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Shares	Name	Value
Services - 15.14%
1,000	Aztar Corp. (*)	52,000
27,000	Central Freight Lines, Inc (*)	54,270
900	Cornell Companies Inc (*)	14,391
1,976	InfoUSA Inc (*)	20,373
2,500	MTR Gaming Group, Inc. (*)	23,450
3,000	Outlook Group Corp.	39,990
4,000	PDS Gaming Corporation (*)	3,175
2,000	TheStreet.com	25,640
600	Sands Regent (*)	8,700
200	School Specialty, Inc (*)	6,370
	Total Services	248,359

Business Services - 5.04%
4,000	Integrated Alarm Systems Group, Inc. (*)	15,760
1,900	Sourcecorp, Inc (*)	47,101
30,500	Warrantech Corp (*)	21,564
	Total Business Services	84,425

Retail - 5.59%
3,200	Factory Card & Outlet Store Corporation (*)	26,080
300	Foodarama Supermarkets, Inc (*)	15,609
900	Pep Boys-Manny, Moe & Jack	10,548
3,000	Redenvelope, Inc (*)	30,450
2,000	Smith & Wollensky Restaurant Group, Inc (*)	9,080
	Total Retail	91,767

See accompanying notes to financial statements.

Pennsylvania Avenue Event-Driven Fund

A Series Of The Pennsylvania Avenue Funds

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Shares	Name	Value
Utilities - 4.38%
500	Mirant	13,400
1,700	Northwestern Corp	58,395
	Total Utilities	71,795

Basic Materials - 6.6%
2,000	Bairnco Corp (*)	23,460
500	CFC International Inc (*)	8,220
1,500	General Bearing Corp (*)	18,525
1,300	Massey Energy Co	46,865
1,000	Transmontaigne, Inc (*)	11,170
	Total Basic Materials	108,240

Escrowed Rights - 0.00%
200	Petrocorp Inc ESCROW (*)	-
2,100	Pelican Financial ESCROW (*)	-
	Total Escrowed Rights	-

	Total Common Stocks (Cost $1,309,674)	1,358,414

Preferred Stocks - 3.07%
Shares	Name
2,000	Albertson's Inc 7.25% HITS Hybrid Income Security Units 5/16/2007	50,360
	Total Preferred Stocks (Cost $49,516)	50,360

See accompanying notes to financial statements.

Pennsylvania Avenue Event-Driven Fund

A Series Of The Pennsylvania Avenue Funds

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Bonds - 7.27%
Princ. Amt.	Name
35,000	Federal Mogul NT (Dflt) 8.80% 4-15-07	22,440
3,928	UAL EETC Ser. 00-2 7.811% 12/2011 (*)	4,468
110,000	Winn-Dixie Stores 8.875% 04/01/2008 (*)	92,400
	Total Bonds (Cost $87,081)	119,308

Short-Term Investments - 7.3%
Shares	Name
119,796	Huntington Money Market Fund IV	119,796
	Total Short Term Investments (Cost $119,796)	119,796

Total Investments - 100.73%		1,647,878

Other Assets and Liabilities: -0.73%		(7,537)

Net Assets - 100.00%		$1,640,341

(*) Non-income producing security during the period

See accompanying notes to financial statements.

Pennsylvania Avenue Event-Driven Fund

A Series Of The Pennsylvania Avenue Funds

Statement of Assets and Liabilities

June 30, 2006 (unaudited)

Assets
	Investments in securities, at value
	Acquisition cost - $1,566,067
	At value (note 1)	$1,647,878
	Cash	4,365
	Receivable for investment securities sold	10,331
	Receivable interest	717
	Receivable dividends	284
	Prepaid expenses	5,752
	Total Assets	1,669,327

Liabilities
	Payable for investment securities purchased	19,405
	Payable to advisor	5,809
	Accrued expenses	3,772
	Total Liabilities	28,986

Net assets		$1,640,341
Net assets	consists of:
	Paid in capital	$1,497,767
	Net realized capital gains	50,911
	Net realized investment gains	9,851
	Net unrealized appreciation of investments	81,812
		$1,640,341

Shares outstanding (Investor Class)		117,513

NAV (Investor Class)		$ 13.96

No shares in the Advisor Class were outstanding on June 30, 2006.

See accompanying notes to financial statements.

Pennsylvania Avenue Event-Driven Fund

A Series Of The Pennsylvania Avenue Funds

Statement of Operations

For The Six Months Ended June 30, 2006 (unaudited)

Investment Income
Dividends	$ 15,614
Interest	3,714
Total Income	19,328

Expenses
Custody fees	1,777
Audit fees	6,500
Management fees	6,364
Distribution fees	854
Registration fees	1,714
Insurance	294
Printing	1,282
Other	2,212
Total Expenses	20,997
Less expense reimbursement from Adviser	(11,520)
Net expenses	9,477

Net investment gain	9,851

Realized and unrealized gains on investments

Net realized capital gains	50,911
Net change in unrealized appreciation on investments	19,874

Net realized and Unrealized Gains On Investments	70,785

Net Increase in Assets from Operations	$ 80,636

See accompanying notes to financial statements.

Pennsylvania Avenue Event-Driven Fund

A Series Of The Pennsylvania Avenue Funds

Statement of Changes in Net Assets

	For the six months ended June 30,	For The Year Ended December 31,
From Operations	2006 (unaudited)	2005
Net investment income (loss)	$ 9,851	$(2,202)
Net realized capital gains	50,911	24,726
Net change in unrealized appreciation on investments	19,874	38,460

Net Increase In Net Assets Resulting From Operations	80,636	60,984

From Capital Share Transactions
Proceeds from shares sold	921,000	239,600
Proceeds from shares issued in reinvestment of dividends	-	21,563
Payments for shares redeemed	(22,881)	(10,774)
Net Increase In Net Assets From Capital Share Transactions	898,119	250,389

Distributions To Shareholders	-	(22,525)

Tax Return of Capital To Shareholders	-	(3,255)

Total Increase	978,755	285,593

Net Assets
Beginning of Period	661,586	375,993
End of Period	$1,640,341	$ 661,586

The above represents assets of Investor Class shares. Since inception, no shares in the Advisor Class have been issued.

See accompanying notes to financial statements.

Pennsylvania Avenue Event-Driven Fund

A Series Of The Pennsylvania Avenue Funds

Statement of Changes in Net Assets (continued)

	For the period six months June 30,	For The Year Ended December 31,
Capital Share Activity	2006 (unaudited)	2005

Sold	68,246	18,784
Reinvested dividend	-	1,660
Redeemed	(1,686)	(799)
Net Change In Shares Outstanding	66,560	19,645
Shares Outstanding At Beginning of Period	50,953	31,308
Shares Outstanding At End of Period	117,513	50,953

The above represents Investor Class shares. Since inception, no shares in the Advisor Class have been issued.

See accompanying notes to financial statements.

Pennsylvania Avenue Event-Driven Fund

A Series Of The Pennsylvania Avenue Funds

Financial Highlights

For a share of beneficial interest outstanding throughout the period

	Period Ended	Year Ended December 31,
Per Share Data	June 30, 2006 (Unaudited)	2005	2004	2003 *
Net Asset Value At Beginning of Period	$ 12.98	$ 12.01	$ 10.54	$ 10.49

Income from Investment Operations
Net Investment Income	0.12	(0.06)	(0.04)	-
Net Realized and Unrealized Gains on Investments	0.86	1.55	2.87	0.40
Total Income From Investment Operations	0.98	1.49	2.83	0.40

Less Distributions	-	(0.46)	(1.26)	(0.35)

Tax return of capital	-	(0.06)	(0.10)	-

Total Net Asset Value At End of Period	$ 13.96	$ 12.98	$ 12.01	$ 10.54

Total Return	7.55%	12.43%	26.85%	3.84%

Ratios and Supplemental Data:
Net assets at end of Period	$ 1,640,341	$661,586	$375,993	$107,434
Expense ratio, after reimbursement (**)	1.50%	1.50%	1.50%	1.50%
Expense ratio, before reimbursement (**)	3.28%	5.09%	9.08%	7.55%
Ratio of net investment income (loss) to average net assets	0.76%	(0.44%)	(0.55%)	0.21%
Portfolio turnover rate (**)	105.43%	144.46%	177.06%	31.51%
*For the period from November 21, 2003 (effective registration date) to December 31, 2003. (**) annualized See accompanying notes to financial statements.

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Notes to Financial Statements

June 30, 2006 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization: Pennsylvania Avenue Event-Driven Fund, a Series of The Pennsylvania Avenue Funds (the “Fund”) is a non-diversified regulated investment company and was organized as a Delaware business trust on September 19, 2002. The Pennsylvania Avenue Funds (“The Trust”) is permitted to offer separate portfolios and different classes of shares. The Trust currently offers two classes of shares. The Trust is authorized to issue an unlimited number of shares of beneficial interest. The Fund’s investment objective is to seek capital growth by engaging in investment strategies related to corporate events, such as mergers, reorganizations, bankruptcies or proxy fights. It intends to invest in securities of companies of any size and uses derivatives both as a substitute for investing in underlying securities, as well as for hedging purposes. The investment strategies employed by the Fund contain a higher degree of risk than a balanced investment program and this may not be appropriate for investors who are risk averse. From inception through June 30, 2006, only Investor Class Shares have been offered. No transactions in Adviser Class Shares have occurred, and no assets or liabilities are allocable to Adviser Class Shares.

Security Valuations: Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over the counter market are generally valued by the pricing service at its last bid price except for short positions, for which the last quoted price is used. When market quotations are not readily available, when the Adviser determines that

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Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

the market quotation or the price provided by the service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for the good faith pricing, and has delegated the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilized electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when the prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in fair value of that security. When the Fund

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Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of a short sale.

Federal Income Taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distributions to Shareholders: The Fund also intends to distribute in the future substantially all of its net realized capital gains and net investment income, if any, at year-end.

Other: The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year. Actual

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Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

2. INVESTMENT ADVISORY AND TRANSFER AGENT AGREEMENT

results could differ from these estimates.

The Fund has an agreement with Pennsylvania Avenue Advisers LLC (“the Advisor”), with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. The Advisor will also serve as transfer agent to the Fund. Under the terms of the advisory agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00% of the Fund’s first $10,000,000 of net assets and 0.90% of the net assets exceeding $10,000,000. A total fee of $6,364 accrued to the Advisor during the period ended June 30, 2006.

Under the terms of the agreement if the aggregate expenses of the Fund are equal to or greater than 1.50% and 1.75% of the Fund’s net assets for the Investor Class and the Adviser Class, respectively, the Adviser will reimburse the Fund for these expenses. During the period, the Advisor reimbursed the Fund and paid expenses on behalf of the Fund totaling $11,520.

The Advisor also receives compensation of a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.10% of the Fund’s assets exceeding $5,000,000 for its services as transfer agent for the Fund. No payments were made or accrued under the transfer agent agreement. The Advisor does not receive compensation for its services as the Fund’s administrator.

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Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

2. INVESTMENT ADVISORY AND TRANSFER AGENT AGREEMENT (cont'd)

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1. Under the Investor Class Plan, up to 0.25% of average daily net assets attributable to Investor Class Shares can be used to pay for distribution expenses. Under this plan, $854 were paid or accrued during the period. No expenses related to the Adviser Class plan of distribution, which permits the use of up to 0.50% of average daily net assets attributable to Adviser Class Shares, accrued during the year as no assets were allocated to that class.

3. INVESTMENTS

For the period ended June 30, 2006, purchases and sales, including proceeds from mergers and tender offers, of investment securities other than short-term investments aggregated $1,528,089 and $674,067, respectively. On June 30, 2006, the gross unrealized appreciation of all securities totaled $129,945, and the gross unrealized depreciation of all securities totaled $48,138, for a net unrealized appreciation of $81,812. The aggregate cost of securities for federal income tax purposes on June 30, 2006 was $1,566,067, including the cost of short-term investments.

4. FEDERAL INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

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Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

4. FEDERAL INCOME TAXES (continued)

As of June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income $ 34,666

Undistributed long-term capital gain $ 26,097

Unrealized appreciation $ 81,812

The tax character of distributions paid during the year ended December 31, 2005 and 2004:

	2005	2004
Ordinary income	$18,905	$36,399
Long-term capital gain	3,620	-
Tax return of capital	3,255	2,909

The 2005 ordinary income distribution has been designated as consisting entirely of short-term capital gains for purposes of withholding of taxes to non-residents.

In 2004, the Fund included in dividend income for federal income tax purposes and for book purposes a deferred cash payment resulting from a merger of one the portfolio holdings in the amount of $6,000. In 2005, $2,000 were included in the Fund's income tax-free, and a balance of $4,000 of that amount remain available toward future distributions on that security.

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EXPENSE EXAMPLE

We believe that it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 31, 2005 to June 30, 2006.

The table on the next page illustrates the Fund's costs in two ways:

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If you invest directly in the Fund through an IRA account, the Fund's IRA custodian charges an annual fee of $45. This fee is not reflected in the table below. Therefore, your expenses would increase by this amount, and your ending account value would decrease by the same amount. You should check with your tax adviser if you can deduct this fee from your taxable income.

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EXPENSE EXAMPLE (continued)

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If you invest directly in the Fund through an IRA account, the Fund's IRA custodian charges an annual fee of $45. This fee is not reflected in the table below. The effect of this additional fee would increase your expenses by this amount, and your ending account value would decrease by the same amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,

A SERIES OF THE PENNSYLVANIA AVENUE FUNDS

EXPENSE EXAMPLE (continued)

Pennsylvania Avenue Event-Driven Fund, Investor Class Shares

	Beginning Account Value December 31, 2005	Ending Account Value June 30, 2006	Expenses Paid During Period * December 31, 2005 to June 30, 2006
Actual	$1,000.00	$1,075.50	$7.72
Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	$7.50

* Expenses are equal to the Fund’s Investor Class annualized expense ratio of 1.50% (after expense reimbursement), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pennsylvania Avenue Event-Driven Fund, Adviser Class Shares

	Beginning Account Value December 31, 2005	Ending Account Value June 30, 2006	Expenses Paid During Period * December 31 , 2005 to June 30, 2006
Actual	$1,000.00	$1,073.00	$8.99
Hypothetical (5% return before expenses)	$1,000.00	$1,016.12	$8.75

* Expenses are equal to the Fund’s annualized Adviser Class expense ratio of 1.75% (after expense reimbursement), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,

A SERIES OF THE PENNSYLVANIA AVENUE FUNDS

Availability of Quarterly Filings of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1 (888) 642-6393; (ii) on the Fund’s website at http://www.PennAveFunds.com; and (iii) on the Commission’s website at www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling toll-free 1 (888) 642-6393; or on or through the Fund’s website at www.PennAveFunds.com;and (ii) on the Commission’s website at http://www.sec.gov.

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,

A SERIES OF THE PENNSYLVANIA AVENUE FUNDS

Board of Directors

Board of Trustees and Officers (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees of the Fund is set forth below. The SAI includes additional information about the Fund's Trustees, and is available without charge, by calling 1-888-642-6393. Each Trustee may be contacted by writing to the trustee c/o Pennsylvania Avenue Funds, P.O. Box 9543, Washington, DC 20016.

In light of the low asset base of the Fund, the Trustees decided to forego their compensation for board meetings attended until such time that the Board decides to re-enact this arrangement. As a result, no payments were made to Trustees in the period through June 30, 2006.

On December 29, 2005, the Board of Trustees voted to renew the advisory contract with Pennsylvania Avenue Advisers LLC for one year by the unanimous vote of the non-interested Trustees. In taking this decision, the Trustees considered:

  the return of the Fund, both on absolute terms and in comparison to mutual funds with similar objectives, which was achieved through the advice and portfolio management service provided by the Advisor;

  the willingness of the Advisor to continue to limit the expense ratio of the Fund to 1.50% of average daily net assets by waiving fees and paying expenses on behalf of the Fund;

  the small size of the Fund and the likelihood that another adviser may be interested in managing the Fund; and

  management fees charged for advisory services to other mutual funds with similar investment objectives, which are higher in the peer group considered by the Trustees.

Name and Address	Position	Since	Principal Occupation During The Past Five Years	Other Directorships Held By Trustee
Thomas Kirchner, CFA* 4201 Massachusetts Avenue NW Washington, DC 20016 Age: 37	President	2002	Financial Engineer, Fannie Mae (1999 - 2004); Bond Trader and Financial Engineer, Banque Nationale de Paris S.A.(1996-1999).	INverso Corp. FalconTarget Inc.
Richard Holly 3601 Connecticut Ave NW Washington, DC 20008 Age: 40	Trustee	2003	Senior Financial Analyst, Lafarge North America (since 2003); Consultant, Account-emps (2002 - 2003); Controller, Engelhard-Clal (1998-2002).	None
Gale Witoonchatree 18 Gramercy Park South New York, NY 10003 Age: 34	Trustee	2002	Senior Associate, Deloitte & Touche (since 2006); Associate, KPMG LLP (2004-2005); Financial Engineer, Fannie Mae (2000-2004); GSUSE LLC, Analyst (1998-2000);	None

*Thomas Kirchner, as an affiliated person of Pennsylvania Avenue Advisers LLC, the Fund's investment adviser, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

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Item 2. Code of Ethics.

The registrant has adopted a Code of Ethics pursuant to the requirements of Sections 406 and 407 of the Sarbanes-Oxley Act of 2002 that covered the President throughout the period of this report. This Code of Ethics has been filed with the Commission previously. A copy of this Code of Ethics may be obtained from the Fund upon request without charge. During the year, no changes were made to the Code of Ethics.

Item 3. Audit Committee Financial Expert.

 The Fund is small and was incepted only recently. The current principal executive officer has prepared all financial documents issued by the Fund. The current Fund auditor is Michael Baranowsky of Sanville & Company, whose reports and communications indicate total satisfaction with the reports he has received. This is believed to be sufficient rational to preclude the need for an Audit Committee or an Audit Committee Financial Expert to monitor future Fund finances. Should the Fund exceed 10 million in total assets the need for an Audit Committee and an Audit Committee Financial Expert will be reassessed.

Item 4. Principal Accountant Fees and Services.

Audit Fees
All audit fees were borne by the Adviser prior to the Fund's effectiveness. In 2004, the Fund's auditors billed $5,259, which was paid by the Fund's Adviser on behalf of the Fund. In 2005, $7,782 audit fees were paid by the Adviser on behalf of the Fund. In 2006, $8,892 audit fees were paid by the Adviser on behalf of the Fund.

Audit-Related Fees
None.

Tax Fees
None.

All Other Fees
None.

Item 5.  Audit Committee of Listed Registrant

Not applicable.

Item 6. Schedule of Investments

A schedule of investments is included in the annual report filed herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) Thomas Kirchner is the president and portfolio manager of the Fund. He handles all financial matters of the Fund and has provided excellent internal control procedures to produce accuracy and safety in all financial matters involving Fund operations. He is also managing member and owner of the Investment Adviser, Pennsylvania Avenue Advisers LLC, that provides the functions of Transfer Agent and Administrator currently "pro bono" to the Fund. All securities are held by the Fund's custodian. Auditors have reviewed the Internal Control exercised by the Fund and found it to be satisfactory.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a) The certification pursuant to section 906 is attached as an exhibit hereto.

CERTIFICATIONS

I, Thomas Kirchner, certify that:

1. I have reviewed this report on Form N-CSRS of The Pennsylvania Avenue Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

c) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 4, 2006

/s/Thomas Kirchner

Thomas Kirchner

President

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Pennsylvania Avenue Funds
By (Signature and Title)*	/s/ Thomas Kirchner	Thomas Kirchner, President

Date	09/04/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas Kirchner	Thomas Kirchner, President

Date	09/04/06

* Print the name and title of each signing officer under his or her signature.